UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Greater China Growth Fund

Eaton Vance Richard Bernstein All Asset Strategy Fund

Eaton Vance Richard Bernstein Equity Strategy Fund

Eaton Vance Worldwide Health Sciences Fund

Eaton Vance

Greater China Growth Fund

May 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
China — 55.6%
Automobiles — 0.9%
Great Wall Motor Co., Ltd., Class H	976,500	$952,248

		$952,248

Banks — 3.5%
China Construction Bank Corp., Class H	1,824,110	$1,836,004
Industrial & Commercial Bank of China, Ltd., Class H	2,191,000	1,809,717

		$3,645,721

Food Products — 11.6%
China Mengniu Dairy Co., Ltd.	731,000	$2,640,639
Dali Foods Group Co., Ltd.(1)	2,853,500	2,193,346
Foshan Haitian Flavouring & Food Co., Ltd., Class A	94,900	1,112,171
Inner Mongolia Yili Industrial Group Co., Ltd., Class A(2)(3)	228,000	1,101,615
Inner Mongolia Yili Industrial Group Co., Ltd., Class A(2)(3)	101,900	492,345
Tingyi (Cayman Islands) Holding Corp.	2,074,000	4,641,844

		$12,181,960

Gas Utilities — 2.5%
China Resources Gas Group, Ltd.	692,000	$2,617,706

		$2,617,706

Hotels, Restaurants & Leisure — 4.3%
Xiabuxiabu Catering Management China Holdings Co., Ltd.(1)	1,115,500	$2,354,784
Yum China Holdings, Inc.	56,267	2,211,293

		$4,566,077

Household Durables — 4.3%
Haier Electronics Group Co., Ltd.	1,052,000	$3,771,372
Zhejiang Supor Cookware Co., Ltd., Class A	87,900	709,939

		$4,481,311

Insurance — 6.9%
China Pacific Insurance (Group) Co., Ltd., Class H	436,800	$1,873,920
Ping An Insurance (Group) Co. of China, Ltd., Class H	558,000	5,435,921

		$7,309,841

Internet Software & Services — 9.4%
Tencent Holdings, Ltd.	194,200	$9,914,321

		$9,914,321

Personal Products — 1.6%
Hengan International Group Co., Ltd.	178,000	$1,691,538

		$1,691,538

Pharmaceuticals — 1.5%
Sino Biopharmaceutical, Ltd.	629,000	$1,584,479

		$1,584,479

1

Security	Shares	Value
Real Estate Management & Development — 2.4%
China Overseas Land & Investment, Ltd.	762,000	$2,531,957

		$2,531,957

Textiles, Apparel & Luxury Goods — 3.9%
ANTA Sports Products, Ltd.	713,000	$4,115,072

		$4,115,072

Wireless Telecommunication Services — 2.8%
China Mobile, Ltd.	331,500	$2,967,717

		$2,967,717

Total China (identified cost $33,609,936)		$58,559,948

Hong Kong — 28.8%
Capital Markets — 3.9%
Hong Kong Exchanges and Clearing, Ltd.	129,721	$4,172,668

		$4,172,668

Equity Real Estate Investment Trusts (REITs) — 3.2%
Link REIT	379,000	$3,339,242

		$3,339,242

Food & Staples Retailing — 1.9%
Dairy Farm International Holdings, Ltd.	237,100	$2,024,945

		$2,024,945

Food Products — 0.9%
Vitasoy International Holdings, Ltd.	298,000	$922,020

		$922,020

Hotels, Restaurants & Leisure — 3.6%
Sands China, Ltd.	634,400	$3,779,988

		$3,779,988

Household Durables — 1.9%
Techtronic Industries Co., Ltd.	330,000	$1,963,136

		$1,963,136

Industrial Conglomerates — 1.3%
CK Hutchison Holdings, Ltd.	120,356	$1,355,236

		$1,355,236

Insurance — 8.9%
AIA Group, Ltd.	1,026,800	$9,372,117

		$9,372,117

Real Estate Management & Development — 3.2%
CK Asset Holdings, Ltd.	303,856	$2,525,719
Hongkong Land Holdings, Ltd.	125,800	912,031

		$3,437,750

Total Hong Kong (identified cost $17,538,137)		$30,367,102

2

Security	Shares	Value
Luxembourg — 0.9%
Textiles, Apparel & Luxury Goods — 0.9%
Samsonite International SA(4)	285,900	$980,557

Total Luxembourg (identified cost $707,069)		$980,557

Taiwan — 13.6%
Banks — 1.9%
CTBC Financial Holding Co., Ltd.	2,782,881	$1,996,954

		$1,996,954

Electronic Equipment, Instruments & Components — 2.8%
Hon Hai Precision Industry Co., Ltd.	464,181	$1,324,330
Largan Precision Co., Ltd.	12,000	1,644,828

		$2,969,158

Food & Staples Retailing — 3.4%
President Chain Store Corp.	351,000	$3,590,970

		$3,590,970

Insurance — 1.7%
Cathay Financial Holding Co., Ltd.	994,929	$1,773,551

		$1,773,551

Multiline Retail — 1.3%
Poya International Co., Ltd.	123,462	$1,309,555

		$1,309,555

Semiconductors & Semiconductor Equipment — 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	350,839	$2,619,538

		$2,619,538

Total Taiwan (identified cost $9,219,919)		$14,259,726

Total Common Stocks (identified cost $61,075,061)		$104,167,333

Short-Term Investments — 0.8%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 6/1/18	$918	$918,270

Total Short-Term Investments (identified cost $918,270)		$918,270

Total Investments — 99.7% (identified cost $61,993,331)		$105,085,603

Other Assets, Less Liabilities — 0.3%		$269,311

Net Assets — 100.0%		$105,354,914

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2018, the aggregate value of these securities is $4,548,130 or 4.3% of the Fund’s net assets.

(2)	Non-income producing security.

(3)	Securities are traded on separate exchanges for the same entity.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

The Fund did not have any open derivative instruments at May 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$2,211,293	$18,956,094		$980,557	$22,147,944
Consumer Staples	—	20,411,433		—	20,411,433
Financials	—	28,270,852		—	28,270,852
Health Care	—	1,584,479		—	1,584,479
Industrials	—	1,355,236		—	1,355,236
Information Technology	—	15,503,017		—	15,503,017
Real Estate	—	9,308,949		—	9,308,949
Telecommunication Services	—	2,967,717		—	2,967,717
Utilities	—	2,617,706		—	2,617,706
Total Common Stocks	$2,211,293	$100,975,483	**	$980,557	$104,167,333
Short-Term Investments	$—	$918,270		$—	$918,270
Total Investments	$2,211,293	$101,893,753		$980,557	$105,085,603

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended May 31, 2018 is not presented. At May 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Richard Bernstein All Asset Strategy Fund

May 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 53.6%

Security	Shares	Value
Aerospace & Defense — 2.6%
Boeing Co. (The)	9,508	$3,348,337
General Dynamics Corp.	5,637	1,137,039
Harris Corp.	14,042	2,112,900
Hexcel Corp.	20,342	1,440,824
L3 Technologies, Inc.	11,388	2,258,582
Lockheed Martin Corp.	5,669	1,783,127
Northrop Grumman Corp.	4,188	1,370,523
Raytheon Co.	7,394	1,549,043
Textron, Inc.	21,497	1,431,270
TransDigm Group, Inc.	4,087	1,365,508
United Technologies Corp.	14,210	1,773,692

		$19,570,845

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	24,858	$2,162,646
Expeditors International of Washington, Inc.	20,466	1,524,308
FedEx Corp.	6,217	1,548,779
United Parcel Service, Inc., Class B	9,152	1,062,730

		$6,298,463

Auto Components — 0.1%
Aptiv PLC	10,314	$1,005,615

		$1,005,615

Automobiles — 0.5%
Ford Motor Co.	115,410	$1,332,986
General Motors Co.	33,841	1,445,011
Tesla, Inc.(1)	3,965	1,128,954

		$3,906,951

Banks — 3.6%
Bank of America Corp.	148,855	$4,322,749
BB&T Corp.	29,361	1,541,453
Citigroup, Inc.	50,312	3,355,307
Fifth Third Bancorp	37,656	1,151,521
Huntington Bancshares, Inc.	79,930	1,188,559
JPMorgan Chase & Co.	50,307	5,383,352
M&T Bank Corp.	6,685	1,150,355
People’s United Financial, Inc.	64,833	1,193,576
PNC Financial Services Group, Inc. (The)	9,435	1,353,073
SunTrust Banks, Inc.	14,725	994,085
U.S. Bancorp	26,682	1,333,833
Wells Fargo & Co.	72,373	3,907,418

		$26,875,281

Security	Shares	Value
Beverages — 0.1%
PepsiCo, Inc.	6,394	$640,999

		$640,999

Building Products — 0.7%
A.O. Smith Corp.	20,244	$1,276,789
Fortune Brands Home & Security, Inc.	22,579	1,268,262
Johnson Controls International PLC	35,067	1,176,849
Masco Corp.	32,283	1,203,187

		$4,925,087

Capital Markets — 1.5%
Bank of New York Mellon Corp. (The)	35,638	$1,951,181
BlackRock, Inc.	3,750	2,003,363
Charles Schwab Corp. (The)	25,576	1,422,537
CME Group, Inc.	5,707	929,670
Goldman Sachs Group, Inc. (The)	5,531	1,249,342
Intercontinental Exchange, Inc.	11,525	817,007
Morgan Stanley	20,838	1,044,817
S&P Global, Inc.	5,600	1,106,000
State Street Corp.	9,274	891,324

		$11,415,241

Chemicals — 2.0%
Air Products and Chemicals, Inc.	5,146	$830,616
Celanese Corp., Series A	13,648	1,541,132
DowDuPont, Inc.	46,470	2,979,192
Eastman Chemical Co.	7,451	777,214
Ecolab, Inc.	7,259	1,035,206
International Flavors & Fragrances, Inc.	9,588	1,170,982
LyondellBasell Industries NV, Class A	7,059	791,455
PPG Industries, Inc.	17,942	1,810,707
Praxair, Inc.	7,747	1,210,546
RPM International, Inc.	44,641	2,209,730
Sherwin-Williams Co. (The)	2,189	830,178

		$15,186,958

Commercial Services & Supplies — 0.6%
Cintas Corp.	7,671	$1,398,040
Deluxe Corp.	8,990	598,195
Republic Services, Inc.	18,479	1,246,039
Waste Management, Inc.	14,643	1,211,122

		$4,453,396

Communications Equipment — 0.9%
Cisco Systems, Inc.	111,788	$4,774,465
InterDigital, Inc.	26,021	2,051,756

		$6,826,221

Consumer Finance — 0.6%
American Express Co.	21,831	$2,145,987
Capital One Financial Corp.	18,761	1,763,534
Discover Financial Services	10,825	799,535

		$4,709,056

Security	Shares	Value
Containers & Packaging — 1.1%
Ball Corp.	18,650	$689,118
Crown Holdings, Inc.(1)	25,435	1,102,353
International Paper Co.	13,376	715,616
Packaging Corp. of America	10,748	1,262,890
Sealed Air Corp.	29,222	1,272,910
Sonoco Products Co.	26,512	1,355,559
WestRock Co.	35,339	2,080,760

		$8,479,206

Distributors — 0.1%
Genuine Parts Co.	11,596	$1,052,801

		$1,052,801

Diversified Consumer Services — 0.2%
TAL Education Group ADR(1)	26,730	$1,134,956

		$1,134,956

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	20,332	$3,894,188

		$3,894,188

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	58,680	$1,896,537
Verizon Communications, Inc.	28,449	1,356,164

		$3,252,701

Electric Utilities — 0.1%
NextEra Energy, Inc.	4,769	$790,748

		$790,748

Electrical Equipment — 0.7%
AMETEK, Inc.	17,126	$1,250,712
Eaton Corp. PLC	15,591	1,193,959
Emerson Electric Co.	17,880	1,266,619
nVent Electric PLC(1)	18,666	505,475
Rockwell Automation, Inc.	6,952	1,219,450

		$5,436,215

Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	13,259	$1,061,383
Corning, Inc.	27,354	743,208
TE Connectivity, Ltd.	11,636	1,083,079

		$2,887,670

Energy Equipment & Services — 1.0%
Apergy Corp.(1)	6,945	$299,954
Halliburton Co.	27,178	1,351,834
Rowan Cos., PLC, Class A(1)	169,575	2,645,370
Schlumberger, Ltd.	22,107	1,518,088
Unit Corp.(1)	59,258	1,294,195

		$7,109,441

Food & Staples Retailing — 0.2%
Walmart, Inc.	14,872	$1,227,535

		$1,227,535

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	15,318	$954,005
Marriott International, Inc., Class A	9,029	1,222,166
McDonald’s Corp.	16,215	2,594,562
Starbucks Corp.	30,627	1,735,632

		$6,506,365

Industrial Conglomerates — 1.1%
3M Co.	10,098	$1,991,628
General Electric Co.	115,246	1,622,664
Honeywell International, Inc.	22,865	3,381,962
Roper Technologies, Inc.	4,319	1,191,137

		$8,187,391

Insurance — 1.9%
Aflac, Inc.	17,242	$776,925
American International Group, Inc.	24,626	1,300,007
Aon PLC	12,000	1,678,440
Brown & Brown, Inc.	56,336	1,565,014
Chubb, Ltd.	12,882	1,683,549
Marsh & McLennan Cos., Inc.	19,817	1,592,692
MetLife, Inc.	30,079	1,383,333
Progressive Corp. (The)	21,839	1,355,983
Prudential Financial, Inc.	12,619	1,222,024
Travelers Cos., Inc. (The)	12,122	1,557,919

		$14,115,886

Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc.(1)	5,623	$9,163,353
Booking Holdings, Inc.(1)	753	1,588,017
Ctrip.com International, Ltd. ADR(1)	18,480	833,263
JD.com, Inc. ADR(1)	22,910	805,974
Netflix, Inc.(1)	6,200	2,179,920

		$14,570,527

Internet Software & Services — 3.2%
58.com, Inc. ADR(1)	13,040	$1,059,109
Alibaba Group Holding, Ltd. ADR(1)	8,300	1,643,483
Alphabet, Inc., Class A(1)	3,695	4,064,500
Alphabet, Inc., Class C(1)	3,855	4,182,637
Autohome, Inc. ADR	13,140	1,481,141
Baidu, Inc. ADR(1)	5,330	1,292,845
eBay, Inc.(1)	26,952	1,016,629
Facebook, Inc., Class A(1)	31,372	6,016,522
SINA Corp.(1)	7,450	676,609
Tencent Holdings, Ltd.	26,600	1,357,986
Weibo Corp. ADR(1)	8,140	829,547

		$23,621,008

IT Services — 3.4%
Accenture PLC, Class A	11,824	$1,841,470
Automatic Data Processing, Inc.	12,328	1,602,887
Cognizant Technology Solutions Corp., Class A	10,465	788,538
DXC Technology Co.	11,830	1,089,661
Fidelity National Information Services, Inc.	13,807	1,411,351

Security	Shares	Value
Fiserv, Inc.(1)	29,198	$2,119,775
International Business Machines Corp.	20,933	2,958,042
Jack Henry & Associates, Inc.	10,420	1,303,125
Mastercard, Inc., Class A	23,519	4,471,432
Paychex, Inc.	18,639	1,222,346
PayPal Holdings, Inc.(1)	17,268	1,417,185
Visa, Inc., Class A	37,411	4,890,366

		$25,116,178

Machinery — 3.0%
Caterpillar, Inc.	10,734	$1,630,602
Cummins, Inc.	5,349	761,644
Deere & Co.	14,644	2,189,425
Donaldson Co., Inc.	29,167	1,376,682
Dover Corp.	13,891	1,072,524
Fortive Corp.	16,310	1,185,574
Graco, Inc.	28,433	1,290,858
IDEX Corp.	8,445	1,171,153
Illinois Tool Works, Inc.	10,784	1,549,661
Ingersoll-Rand PLC	11,639	1,018,878
PACCAR, Inc.	33,147	2,062,738
Parker-Hannifin Corp.	7,010	1,198,009
Pentair PLC	18,666	814,584
Stanley Black & Decker, Inc.	14,347	1,997,676
Toro Co. (The)	21,611	1,253,438
Xylem, Inc.	29,918	2,106,227

		$22,679,673

Media — 1.4%
Charter Communications, Inc., Class A(1)	3,851	$1,005,265
Comcast Corp., Class A	105,522	3,290,176
Omnicom Group, Inc.	11,286	813,495
Twenty-First Century Fox, Inc., Class A	39,475	1,521,761
Walt Disney Co. (The)	36,389	3,619,614

		$10,250,311

Metals & Mining — 0.6%
Kaiser Aluminum Corp.	23,168	$2,554,504
Newmont Mining Corp.	55,887	2,175,681

		$4,730,185

Multiline Retail — 0.1%
Target Corp.	10,326	$752,662

		$752,662

Oil, Gas & Consumable Fuels — 6.1%
Arch Coal, Inc., Class A	43,684	$3,589,077
Carrizo Oil & Gas, Inc.(1)	72,848	1,840,140
Chevron Corp.	25,769	3,203,087
ConocoPhillips	35,992	2,425,501
EOG Resources, Inc.	17,397	2,049,540
Exxon Mobil Corp.	61,924	5,030,706
Green Plains, Inc.	88,321	1,885,653
Gulfport Energy Corp.(1)	140,719	1,563,388
Kinder Morgan, Inc.	80,082	1,335,768
Marathon Petroleum Corp.	28,117	2,222,086

Security	Shares	Value
Occidental Petroleum Corp.	29,094	$2,449,715
Phillips 66	13,279	1,546,871
Renewable Energy Group, Inc.(1)	113,552	2,026,903
Resolute Energy Corp.(1)	62,278	2,220,833
Ring Energy, Inc.(1)	86,495	1,194,496
Royal Dutch Shell PLC, Class A	79,229	2,747,037
SemGroup Corp., Class A	69,307	1,753,467
Ship Finance International, Ltd.	95,003	1,353,793
Teekay Corp.	149,020	1,189,180
Valero Energy Corp.	13,238	1,604,446
World Fuel Services Corp.	99,368	2,074,804

		$45,306,491

Pharmaceuticals — 0.4%
Johnson & Johnson	26,578	$3,179,260

		$3,179,260

Professional Services — 0.5%
Equifax, Inc.	11,271	$1,284,443
IHS Markit, Ltd.(1)	29,815	1,469,283
Verisk Analytics, Inc.(1)	12,420	1,319,501

		$4,073,227

Road & Rail — 1.3%
CSX Corp.	22,129	$1,430,640
Genesee & Wyoming, Inc., Class A(1)	18,483	1,443,707
Kansas City Southern	11,949	1,280,335
Landstar System, Inc.	12,078	1,369,645
Norfolk Southern Corp.	9,077	1,376,527
Union Pacific Corp.	18,717	2,672,039

		$9,572,893

Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	9,280	$901,830
Applied Materials, Inc.	26,727	1,357,197
Broadcom, Inc.	4,897	1,234,387
Intel Corp.	81,181	4,481,191
Micron Technology, Inc.(1)	20,627	1,187,909
MKS Instruments, Inc.	9,963	1,117,849
NVIDIA Corp.	8,759	2,208,932
QUALCOMM, Inc.	18,442	1,071,849
Silicon Laboratories, Inc.(1)	14,005	1,478,928
Texas Instruments, Inc.	16,098	1,801,527

		$16,841,599

Software — 2.8%
Activision Blizzard, Inc.	17,583	$1,246,811
Adobe Systems, Inc.(1)	7,746	1,930,923
CDK Global, Inc.	11,853	762,741
Citrix Systems, Inc.(1)	13,323	1,407,175
Intuit, Inc.	10,466	2,109,946
Microsoft Corp.	92,872	9,179,468
Oracle Corp.	70,614	3,299,086
salesforce.com, inc.(1)	8,707	1,126,076

		$21,062,226

Security	Shares	Value
Specialty Retail — 0.9%
Home Depot, Inc. (The)	20,387	$3,803,195
Lowe’s Cos., Inc.	11,067	1,051,476
TJX Cos., Inc. (The)	16,426	1,483,596

		$6,338,267

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	66,148	$12,361,077
Hewlett Packard Enterprise Co.	91,060	1,387,754
HP, Inc.	54,427	1,199,027

		$14,947,858

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	24,416	$1,753,069

		$1,753,069

Thrifts & Mortgage Finance — 0.2%
Northwest Bancshares, Inc.	80,184	$1,382,372

		$1,382,372

Tobacco — 0.1%
Philip Morris International, Inc.	11,064	$880,031

		$880,031

Trading Companies & Distributors — 0.5%
Kaman Corp.	21,003	$1,486,382
Watsco, Inc.	12,348	2,272,279

		$3,758,661

Total Common Stocks (identified cost $326,938,660)		$400,705,714

U.S. Treasury Obligations — 8.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes:
0.75%, 8/15/19	$2,956	$2,901,072
0.875%, 4/15/19	1,003	991,108
1.00%, 3/15/19	3,886	3,849,562
1.25%, 3/31/19	2,382	2,362,867
1.25%, 3/31/21	5,897	5,690,412
1.375%, 1/15/20	3,520	3,464,037
1.375%, 2/29/20	4,732	4,648,427
1.375%, 4/30/20	3,000	2,941,699
1.375%, 5/31/20	1,571	1,538,752
1.50%, 5/31/19	2,507	2,488,446
1.50%, 5/31/20	3,666	3,599,867
1.625%, 3/31/19	1,656	1,647,917
1.625%, 4/30/19	3,134	3,116,455
1.625%, 7/31/19	2,327	2,308,721
1.625%, 12/31/19	3,660	3,617,654
1.625%, 6/30/20	3,300	3,246,117
2.00%, 11/30/20	4,824	4,765,881

Security	Principal Amount (000’s omitted)	Value
2.125%, 8/31/20	$4,350	$4,317,021
2.625%, 11/15/20	2,885	2,892,813
3.50%, 5/15/20	4,518	4,609,535

Total U.S. Treasury Obligations (identified cost $65,695,813)		$64,998,363

Exchange-Traded Funds(2) — 22.8%

Security	Shares	Value
Equity Funds — 4.1%
iShares MSCI China ETF	171,930	$11,833,942
iShares MSCI Taiwan ETF	112,600	4,124,538
VanEck Vectors Junior Gold Miners ETF	442,676	14,488,785

		$30,447,265

Fixed Income Funds — 17.2%
iShares 0-5 Year High Yield Corporate Bond ETF	1,172,660	$54,704,589
iShares MBS ETF	166,000	17,315,460
ProShares High Yield-Interest Rate Hedged ETF	622,000	41,586,920
WisdomTree Interest Rate Hedged High Yield Bond Fund	620,000	14,867,600

		$128,474,569

Short-Term Fixed Income Funds — 1.5%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$11,073,373

		$11,073,373

Total Exchange-Traded Funds (identified cost $169,250,895)		$169,995,207

Short-Term Investments — 14.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.98%(3)	105,453,212	$105,463,758

Total Short-Term Investments (identified cost $105,449,144)		$105,463,758

Total Investments — 99.2% (identified cost $667,334,512)		$741,163,042

Other Assets, Less Liabilities — 0.8%		$6,295,531

Net Assets — 100.0%		$747,458,573

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2018 was $1,094,803.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	73.7%	$551,165,815
China	1.5	11,114,913
United Kingdom	0.4	3,252,512
Ireland	0.3	2,008,543
Norway	0.2	1,353,793
Bermuda	0.2	1,189,180
Switzerland	0.1	1,083,079
Exchange-Traded Funds	22.8	169,995,207

Total Investments	99.2%	$741,163,042

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation
Equity Futures
MSCI Emerging Markets Index	1,750	Long	Jun-18	$98,148,750	$(8,321,561)

					$(8,321,561)

Abbreviations:

ADR	-	American Depositary Receipt

At May 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

At May 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $8,321,561.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$47,271,524	$—		$—	$47,271,524
Consumer Staples	2,748,565	—		—	2,748,565
Energy	49,668,895	2,747,037		—	52,415,932
Financials	62,392,024	—		—	62,392,024
Health Care	3,179,260	—		—	3,179,260
Industrials	88,955,851	—		—	88,955,851
Information Technology	109,944,774	1,357,986		—	111,302,760
Materials	28,396,349	—		—	28,396,349
Telecommunication Services	3,252,701	—		—	3,252,701
Utilities	790,748	—		—	790,748
Total Common Stocks	$396,600,691	$4,105,023	*	$—	$400,705,714
U.S. Treasury Obligations	$—	$64,998,363		$—	$64,998,363
Exchange-Traded Funds	169,995,207	—		—	169,995,207
Short-Term Investments	—	105,463,758		—	105,463,758
Total Investments	$566,595,898	$174,567,144		$—	$741,163,042

Liability Description
Futures Contracts	$(8,321,561)	$—		$—	$(8,321,561)
Total	$(8,321,561)	$—		$—	$(8,321,561)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At May 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Richard Bernstein Equity Strategy Fund

May 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 75.2%

Security	Shares	Value
Aerospace & Defense — 3.3%
Boeing Co. (The)	15,449	$5,440,520
BWX Technologies, Inc.	31,791	2,121,731
General Dynamics Corp.	9,498	1,915,842
Harris Corp.	13,216	1,988,611
Hexcel Corp.	33,789	2,393,275
L3 Technologies, Inc.	10,352	2,053,112
Lockheed Martin Corp.	9,189	2,890,308
Northrop Grumman Corp.	6,744	2,206,974
Raytheon Co.	11,893	2,491,583
Textron, Inc.	36,210	2,410,862
TransDigm Group, Inc.	6,779	2,264,932
United Technologies Corp.	37,112	4,632,320

		$32,810,070

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	22,966	$1,998,042
Expeditors International of Washington, Inc.	33,748	2,513,551
FedEx Corp.	10,151	2,528,817
United Parcel Service, Inc., Class B	33,373	3,875,273

		$10,915,683

Auto Components — 0.4%
Aptiv PLC	37,223	$3,629,243

		$3,629,243

Automobiles — 0.7%
Ford Motor Co.	194,793	$2,249,859
General Motors Co.	58,031	2,477,924
Tesla, Inc.(1)	6,893	1,962,644

		$6,690,427

Banks — 3.6%
Bank of America Corp.	184,022	$5,343,999
BB&T Corp.	46,588	2,445,870
Citigroup, Inc.	74,362	4,959,202
JPMorgan Chase & Co.	75,358	8,064,059
PNC Financial Services Group, Inc. (The)	13,424	1,925,136
SunTrust Banks, Inc.	48,474	3,272,480
U.S. Bancorp	81,541	4,076,234
Wells Fargo & Co.	116,392	6,284,004

		$36,370,984

Beverages — 0.2%
PepsiCo, Inc.	17,797	$1,784,149

		$1,784,149

1

Security	Shares	Value
Biotechnology — 0.1%
Celgene Corp.(1)	18,253	$1,436,146

		$1,436,146

Building Products — 0.8%
A.O. Smith Corp.	36,853	$2,324,319
Fortune Brands Home & Security, Inc.	37,178	2,088,288
Johnson Controls International PLC	59,715	2,004,035
Masco Corp.	54,940	2,047,614

		$8,464,256

Capital Markets — 3.5%
Ameriprise Financial, Inc.	13,077	$1,812,864
Bank of New York Mellon Corp. (The)	36,296	1,987,206
BlackRock, Inc.	3,651	1,950,474
Charles Schwab Corp. (The)	36,162	2,011,330
CME Group, Inc.	18,788	3,060,565
Goldman Sachs Group, Inc. (The)	8,228	1,858,541
Intercontinental Exchange, Inc.	37,950	2,690,275
Moody’s Corp.	18,573	3,167,997
Morgan Stanley	68,597	3,439,454
Northern Trust Corp.	17,794	1,824,241
S&P Global, Inc.	18,434	3,640,715
SEI Investments Co.	33,320	2,125,150
State Street Corp.	30,529	2,934,142
T. Rowe Price Group, Inc.	17,452	2,119,022

		$34,621,976

Chemicals — 3.1%
Air Products and Chemicals, Inc.	12,732	$2,055,072
Celanese Corp., Series A	31,640	3,572,789
DowDuPont, Inc.	70,527	4,521,486
Eastman Chemical Co.	24,530	2,558,724
Ecolab, Inc.	16,670	2,377,309
HB Fuller Co.	44,391	2,288,356
International Flavors & Fragrances, Inc.	22,135	2,703,348
LyondellBasell Industries NV, Class A	20,574	2,306,757
PPG Industries, Inc.	16,554	1,670,630
Praxair, Inc.	15,970	2,495,472
RPM International, Inc.	40,105	1,985,197
Sherwin-Williams Co. (The)	6,244	2,368,037

		$30,903,177

Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	41,265	$1,174,402
Cintas Corp.	12,672	2,309,472
Deluxe Corp.	29,596	1,969,318
KAR Auction Services, Inc.	41,424	2,185,945
Republic Services, Inc.	31,215	2,104,827
UniFirst Corp.	17,119	3,040,334
Waste Management, Inc.	24,814	2,052,366

		$14,836,664

2

Security	Shares	Value
Communications Equipment — 0.9%
Cisco Systems, Inc.	157,653	$6,733,360
InterDigital, Inc.	33,483	2,640,134

		$9,373,494

Consumer Finance — 0.6%
American Express Co.	20,136	$1,979,369
Capital One Financial Corp.	19,425	1,825,950
Discover Financial Services	35,634	2,631,927

		$6,437,246

Containers & Packaging — 2.2%
Avery Dennison Corp.	25,585	$2,687,193
Ball Corp.	51,236	1,893,170
Berry Global Group, Inc.(1)	47,175	2,278,081
Crown Holdings, Inc.(1)	52,432	2,272,403
International Paper Co.	44,033	2,355,765
Packaging Corp. of America	20,530	2,412,275
Sealed Air Corp.	56,059	2,441,930
Sonoco Products Co.	59,445	3,039,423
WestRock Co.	41,197	2,425,679

		$21,805,919

Distributors — 0.2%
Genuine Parts Co.	18,386	$1,669,265

		$1,669,265

Diversified Consumer Services — 0.3%
TAL Education Group ADR(1)	68,100	$2,891,526

		$2,891,526

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	40,394	$7,736,663

		$7,736,663

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	121,928	$3,940,713
Verizon Communications, Inc.	38,279	1,824,760

		$5,765,473

Electrical Equipment — 0.9%
AMETEK, Inc.	27,295	$1,993,354
Eaton Corp. PLC	26,377	2,019,951
Emerson Electric Co.	30,344	2,149,569
nVent Electric PLC(1)	30,759	832,954
Rockwell Automation, Inc.	11,745	2,060,190

		$9,056,018

Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	30,891	$2,685,355
CDW Corp.	43,650	3,494,182
Corning, Inc.	90,047	2,446,577
TE Connectivity, Ltd.	35,965	3,347,622

		$11,973,736

3

Security	Shares	Value
Energy Equipment & Services — 1.9%
Apergy Corp.(1)	11,488	$496,167
Halliburton Co.	47,060	2,340,764
Oil States International, Inc.(1)	101,505	3,593,277
Rowan Cos., PLC, Class A(1)	274,846	4,287,598
Schlumberger, Ltd.	50,705	3,481,912
TechnipFMC PLC	65,459	2,039,048
Unit Corp.(1)	127,386	2,782,110

		$19,020,876

Food & Staples Retailing — 0.1%
Walgreens Boots Alliance, Inc.	21,476	$1,339,888

		$1,339,888

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	31,376	$1,954,097
Marriott International, Inc., Class A	15,231	2,061,668
McDonald’s Corp.	32,051	5,128,481
Starbucks Corp.	51,170	2,899,804
Wyndham Worldwide Corp.	18,330	1,987,705

		$14,031,755

Household Products — 0.1%
Procter & Gamble Co. (The)	17,702	$1,295,255

		$1,295,255

Industrial Conglomerates — 1.6%
3M Co.	33,103	$6,528,904
General Electric Co.	166,823	2,348,868
Honeywell International, Inc.	29,146	4,310,985
Roper Technologies, Inc.	11,167	3,079,747

		$16,268,504

Insurance — 2.8%
Aflac, Inc.	56,760	$2,557,606
Allstate Corp. (The)	19,606	1,832,769
American Financial Group, Inc.	16,939	1,861,257
American International Group, Inc.	59,453	3,138,524
Aon PLC	13,238	1,851,599
Chubb, Ltd.	27,475	3,590,708
Hartford Financial Services Group, Inc.	36,832	1,927,419
Loews Corp.	37,133	1,814,690
Marsh & McLennan Cos., Inc.	30,146	2,422,834
Progressive Corp. (The)	30,987	1,923,983
Prudential Financial, Inc.	17,993	1,742,442
Travelers Cos., Inc. (The)	13,951	1,792,982
Willis Towers Watson PLC	12,422	1,877,585

		$28,334,398

Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc.(1)	7,996	$13,030,442
Booking Holdings, Inc.(1)	1,790	3,774,967
Ctrip.com International, Ltd. ADR(1)	47,080	2,122,837
JD.com, Inc. ADR(1)	58,380	2,053,808
Netflix, Inc.(1)	10,485	3,686,526

		$24,668,580

4

Security	Shares	Value
Internet Software & Services — 4.2%
58.com, Inc. ADR(1)	33,210	$2,697,316
Alibaba Group Holding, Ltd. ADR(1)	21,160	4,189,892
Alphabet, Inc., Class A(1)	5,583	6,141,300
Alphabet, Inc., Class C(1)	5,844	6,340,681
Autohome, Inc. ADR	33,480	3,773,866
Baidu, Inc. ADR(1)	13,580	3,293,965
eBay, Inc.(1)	55,778	2,103,946
Facebook, Inc., Class A(1)	49,580	9,508,452
SINA Corp.(1)	18,990	1,724,672
Weibo Corp. ADR(1)	20,730	2,112,594

		$41,886,684

IT Services — 5.3%
Accenture PLC, Class A	33,823	$5,267,594
Automatic Data Processing, Inc.	47,185	6,134,994
Cognizant Technology Solutions Corp., Class A	19,048	1,435,267
Fidelity National Information Services, Inc.	20,781	2,124,234
Fiserv, Inc.(1)	67,869	4,927,289
International Business Machines Corp.	21,100	2,981,641
Mastercard, Inc., Class A	48,637	9,246,866
Paychex, Inc.	99,122	6,500,421
PayPal Holdings, Inc.(1)	55,778	4,577,701
Visa, Inc., Class A	71,946	9,404,781

		$52,600,788

Machinery — 3.6%
Caterpillar, Inc.	23,886	$3,628,522
Cummins, Inc.	7,370	1,049,414
Deere & Co.	13,380	2,000,444
Donaldson Co., Inc.	48,224	2,276,173
Dover Corp.	22,976	1,773,977
Fortive Corp.	27,389	1,990,906
Graco, Inc.	46,928	2,130,531
IDEX Corp.	14,236	1,974,249
Illinois Tool Works, Inc.	17,075	2,453,678
Ingersoll-Rand PLC	27,142	2,376,011
ITT, Inc.	47,907	2,472,959
PACCAR, Inc.	30,953	1,926,205
Parker-Hannifin Corp.	11,867	2,028,070
Pentair PLC	30,759	1,342,323
Stanley Black & Decker, Inc.	13,503	1,880,158
Toro Co. (The)	37,315	2,164,270
Xylem, Inc.	27,958	1,968,243

		$35,436,133

Media — 1.6%
Charter Communications, Inc., Class A(1)	6,534	$1,705,635
Comcast Corp., Class A	164,788	5,138,090
Omnicom Group, Inc.	23,769	1,713,270
Twenty-First Century Fox, Inc., Class A	66,904	2,579,149
Walt Disney Co. (The)	49,221	4,896,013

		$16,032,157

5

Security	Shares	Value
Metals & Mining — 0.2%
Newmont Mining Corp.	57,393	$2,234,309

		$2,234,309

Multiline Retail — 0.2%
Target Corp.	28,315	$2,063,880

		$2,063,880

Oil, Gas & Consumable Fuels — 7.9%
Anadarko Petroleum Corp.	34,403	$2,401,329
Arch Coal, Inc., Class A	43,205	3,549,723
California Resources Corp.(1)	173,247	6,365,095
Carrizo Oil & Gas, Inc.(1)	232,114	5,863,200
Chevron Corp.	60,676	7,542,027
ConocoPhillips	52,682	3,550,240
CONSOL Energy, Inc.(1)	75,297	3,317,586
EOG Resources, Inc.	25,363	2,988,015
Exxon Mobil Corp.	100,303	8,148,616
Gulfport Energy Corp.(1)	444,885	4,942,672
Kinder Morgan, Inc.	157,895	2,633,689
Marathon Petroleum Corp.	34,911	2,759,016
Occidental Petroleum Corp.	42,591	3,586,162
Phillips 66	35,244	4,105,573
Resolute Energy Corp.(1)	103,032	3,674,121
Royal Dutch Shell PLC, Class A	121,218	4,202,884
SemGroup Corp., Class A	173,560	4,391,068
Valero Energy Corp.	22,660	2,746,392
World Fuel Services Corp.	111,024	2,318,181

		$79,085,589

Pharmaceuticals — 1.2%
Johnson & Johnson	61,285	$7,330,912
Merck & Co., Inc.	34,502	2,053,904
Pfizer, Inc.	61,213	2,199,383

		$11,584,199

Professional Services — 0.7%
Equifax, Inc.	18,530	$2,111,679
IHS Markit, Ltd.(1)	57,529	2,835,029
Verisk Analytics, Inc.(1)	20,488	2,176,645

		$7,123,353

Road & Rail — 1.6%
CSX Corp.	37,577	$2,429,353
Genesee & Wyoming, Inc., Class A(1)	30,526	2,384,386
Kansas City Southern	19,715	2,112,463
Landstar System, Inc.	19,875	2,253,825
Norfolk Southern Corp.	15,368	2,330,557
Union Pacific Corp.	31,024	4,428,986

		$15,939,570

Semiconductors & Semiconductor Equipment — 3.8%
Advanced Energy Industries, Inc.(1)	30,967	$2,029,267
Analog Devices, Inc.	30,549	2,968,752
Applied Materials, Inc.	56,584	2,873,336

6

Security	Shares	Value
Broadcom, Inc.	11,928	$3,006,691
Intel Corp.	134,140	7,404,528
Micron Technology, Inc.(1)	35,008	2,016,111
MKS Instruments, Inc.	17,278	1,938,592
NVIDIA Corp.	14,841	3,742,752
QUALCOMM, Inc.	36,194	2,103,595
Silicon Laboratories, Inc.(1)	42,109	4,446,710
Texas Instruments, Inc.	45,264	5,065,494

		$37,595,828

Software — 4.2%
Activision Blizzard, Inc.	29,995	$2,126,946
Adobe Systems, Inc.(1)	20,233	5,043,682
CDK Global, Inc.	39,020	2,510,937
Intuit, Inc.	31,949	6,440,918
Microsoft Corp.	150,010	14,826,988
Oracle Corp.	162,912	7,611,249
salesforce.com, Inc.(1)	24,814	3,209,195

		$41,769,915

Specialty Retail — 1.4%
Home Depot, Inc. (The)	38,021	$7,092,818
Lowe’s Cos., Inc.	27,547	2,617,240
TJX Cos., Inc. (The)	42,086	3,801,208

		$13,511,266

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	106,850	$19,967,059
Hewlett Packard Enterprise Co.	66,476	1,013,094
HP, Inc.	91,958	2,025,835

		$23,005,988

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	39,604	$2,843,567

		$2,843,567

Tobacco — 0.1%
Philip Morris International, Inc.	18,363	$1,460,593

		$1,460,593

Trading Companies & Distributors — 0.2%
Watsco, Inc.	11,607	$2,135,920

		$2,135,920

Total Common Stocks (identified cost $568,532,582)		$750,441,110

Exchange-Traded Funds — 5.5%

Security	Shares	Value
Equity Funds — 5.5%
iShares MSCI China ETF	438,060	$30,151,670
iShares MSCI Taiwan ETF	258,050	9,452,371
VanEck Vectors Junior Gold Miners ETF	470,000	15,383,100

Total Exchange-Traded Funds (identified cost $49,067,938)		$54,987,141

7

Short-Term Investments — 18.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.98%(2)	182,320,358	$182,338,590

Total Short-Term Investments (identified cost $182,319,778)		$182,338,590

Total Investments — 99.0% (identified cost $799,920,298)		$987,766,841

Other Assets, Less Liabilities — 1.0%		$10,184,142

Net Assets — 100.0%		$997,950,983

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2018 was $1,981,303.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	89.6%	$894,134,442
China	2.5	24,860,476
United Kingdom	0.7	7,074,886
Ireland	0.4	3,362,274
Switzerland	0.3	3,347,622
Exchange-Traded Funds	5.5	54,987,141

Total Investments	99.0%	$987,766,841

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation
Equity Futures
MSCI Emerging Markets Index	3,300	Long	Jun-18	$185,080,500	$(15,952,523)

					$(15,952,523)

Abbreviations:

ADR	-	American Depositary Receipt

At May 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

8

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

At May 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $15,952,523.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$88,031,666	$—		$—	$88,031,666
Consumer Staples	5,879,885	—		—	5,879,885
Energy	93,903,581	4,202,884		—	98,106,465
Financials	113,501,267	—		—	113,501,267
Health Care	13,020,345	—		—	13,020,345
Industrials	152,986,171	—		—	152,986,171
Information Technology	218,206,433	—		—	218,206,433
Materials	54,943,405	—		—	54,943,405
Telecommunication Services	5,765,473	—		—	5,765,473
Total Common Stocks	$746,238,226	$4,202,884	*	$—	$750,441,110
Exchange-Traded Funds	$54,987,141	$—		$—	$54,987,141
Short-Term Investments	—	182,338,590		—	182,338,590
Total Investments	$801,225,367	$186,541,474		$—	$987,766,841

Liability Description
Futures Contracts	$(15,952,523)	$—		$—	$(15,952,523)
Total	$(15,952,523)	$—		$—	$(15,952,523)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At May 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Worldwide Health Sciences Fund

May 31, 2018 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2018, the value of the Fund’s investment in the Portfolio was $996,182,452 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio

May 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Biotechnology — 20.1%
AbbVie, Inc.	156,151	$15,449,580
Agios Pharmaceuticals, Inc.(1)	31,276	2,924,306
Alexion Pharmaceuticals, Inc.(1)	130,059	15,103,752
Atara Biotherapeutics, Inc.(1)	48,806	2,430,539
Biogen, Inc.(1)	63,797	18,753,766
BioMarin Pharmaceutical, Inc.(1)	148,639	13,428,047
Bluebird Bio, Inc.(1)	14,429	2,583,513
Celgene Corp.(1)	225,793	17,765,393
CSL, Ltd.	136,590	19,173,043
Galapagos NV(1)	53,695	5,459,414
Gilead Sciences, Inc.	378,226	25,492,433
Incyte Corp.(1)	135,194	9,229,694
Ligand Pharmaceuticals, Inc.(1)	33,855	6,507,947
Neurocrine Biosciences, Inc.(1)	59,473	5,724,871
Regeneron Pharmaceuticals, Inc.(1)	16,238	4,876,596
Shire PLC	240,939	13,154,825
Vertex Pharmaceuticals, Inc.(1)	144,257	22,215,578

		$200,273,297

Health Care Distributors — 0.7%
Amplifon SpA	391,502	$7,097,585

		$7,097,585

Health Care Equipment — 19.7%
Abbott Laboratories	276,884	$17,036,672
Baxter International, Inc.	322,259	22,828,828
Boston Scientific Corp.(1)	816,790	24,822,248
Danaher Corp.	291,350	28,925,228
Edwards Lifesciences Corp.(1)	115,916	15,916,426
Intuitive Surgical, Inc.(1)	63,142	29,024,483
iRhythm Technologies, Inc.(1)	44,912	3,414,659
Koninklijke Philips NV	357,605	14,726,796
Masimo Corp.(1)	58,354	5,779,964
Medtronic PLC	117,565	10,148,211
Teleflex, Inc.	42,543	11,365,788
Wright Medical Group NV(1)	471,165	11,760,278

		$195,749,581

Health Care Services — 1.4%
Amedisys, Inc.(1)	98,734	$7,538,341
UDG Healthcare PLC	543,774	6,492,231

		$14,030,572

Health Care Supplies — 1.4%
Coloplast A/S, Class B	104,124	$9,893,497
West Pharmaceutical Services, Inc.	47,392	4,407,456

		$14,300,953

1

Security	Shares	Value
Health Care Technology — 1.2%
Cotiviti Holdings, Inc.(1)	162,400	$5,539,464
Medidata Solutions, Inc.(1)	82,720	6,382,675

		$11,922,139

Life Sciences Tools & Services — 5.4%
Agilent Technologies, Inc.	174,819	$10,824,793
Lonza Group AG	55,571	14,879,504
Thermo Fisher Scientific, Inc.	134,961	28,108,327

		$53,812,624

Managed Health Care — 12.3%
Aetna, Inc.	96,742	$17,039,169
Anthem, Inc.	85,985	19,038,799
Centene Corp.(1)	106,490	12,476,368
Humana, Inc.	56,132	16,333,289
UnitedHealth Group, Inc.	239,444	57,828,120

		$122,715,745

Pharmaceuticals — 36.8%
Allergan PLC	100,808	$15,201,846
AstraZeneca PLC	201,010	14,664,872
Bayer AG	253,183	30,218,335
Bristol-Myers Squibb Co.	176,060	9,264,277
Eli Lilly & Co.	341,879	29,073,390
Galenica AG(2)	125,114	6,827,213
GlaxoSmithKline PLC	1,306,141	26,462,220
Ipsen SA	40,367	6,405,809
Johnson & Johnson	496,664	59,410,948
Merck & Co., Inc.	658,673	39,210,804
Novartis AG	295,000	21,931,106
Novo Nordisk A/S, Class B	566,339	26,917,214
Pfizer, Inc.	1,135,385	40,794,383
Roche Holding AG PC	56,527	12,120,049
UCB SA	92,723	7,288,723
Zoetis, Inc.	247,786	20,739,688

		$366,530,877

Total Common Stocks (identified cost $818,919,632)		$986,433,373

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.98%(3)	4,587,476	$4,587,935

Total Short-Term Investments (identified cost $4,587,888)		$4,587,935

Total Investments — 99.5% (identified cost $823,507,520)		$991,021,308

Other Assets, Less Liabilities — 0.5%		$5,161,522

Net Assets — 100.0%		$996,182,830

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2018, the aggregate value of these securities is $6,827,213 or 0.7% of the Portfolio’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2018 was $23,594.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	76.3%	$760,463,697
Switzerland	5.6	55,757,872
United Kingdom	4.1	41,127,092
Denmark	3.7	36,810,711
Germany	3.0	30,218,335
Australia	1.9	19,173,043
Netherlands	1.5	14,726,796
Belgium	1.3	12,748,137
Italy	0.7	7,097,585
Ireland	0.7	6,492,231
France	0.7	6,405,809

Total Investments	99.5%	$991,021,308

Abbreviations:

PC	-	Participation Certificate

The Portfolio did not have any open derivative instruments at May 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At May 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Biotechnology	$162,486,015	$37,787,282		$—	$200,273,297
Health Care Distributors	—	7,097,585		—	7,097,585
Health Care Equipment	181,022,785	14,726,796		—	195,749,581
Health Care Services	7,538,341	6,492,231		—	14,030,572
Health Care Supplies	4,407,456	9,893,497		—	14,300,953
Health Care Technology	11,922,139	—		—	11,922,139
Life Sciences Tools & Services	38,933,120	14,879,504		—	53,812,624
Managed Health Care	122,715,745	—		—	122,715,745
Pharmaceuticals	213,695,336	152,835,541		—	366,530,877
Total Common Stocks	$742,720,937	$243,712,436	*	$—	$986,433,373
Short-Term Investments	$—	$4,587,935		$—	$4,587,935
Total Investments	$742,720,937	$248,300,371		$—	$991,021,308

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At May 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective as of the close of business on April 27, 2018, OrbiMed Advisors LLC (“OrbiMed”), a registered investment adviser, ceased to serve as an investment sub-adviser to the Portfolio pursuant to a research support agreement.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 23, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 23, 2018